Weighted-Average Asset Allocation of Said Plan Assets for Pension Benefits (Detail) - Pension	Mar. 31, 2015
Funds managed by trust
Weighted-average asset allocation	100.00%
Government of India securities
Funds managed by trust
Weighted-average asset allocation	7.00%
Debenture and bonds
Funds managed by trust
Weighted-average asset allocation	78.20%
Other securities
Funds managed by trust
Weighted-average asset allocation	14.80%